Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of commitments and contingencies	Commitments and contingencies consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Commitment for capital investment in Sri Sai	$7,500,000	—
Other capital commitment	1,411,022	—
Financially support the investment in research organizations – GHSI	$—	730,000
	8,911,022	730,000